Acquisitions and Dispositions - Summary of Capital Structure After Issuance of Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Number of Shares	538,252	502,996	520,031
YPF EE [member]
Disclosure of classes of share capital [line items]
Number of Shares	3,747,070,355
Interest holding in the capital stock	100.00%
YPF EE [member] | YPF [member]
Disclosure of classes of share capital [line items]
Number of Shares	2,723,826,879
Interest holding in the capital stock	72.69218%
Kind of Share	A
YPF EE [member] | OPESSA [member]
Disclosure of classes of share capital [line items]
Number of Shares	86,476,112
Interest holding in the capital stock	2.30783%
Kind of Share	A
YPF EE [member] | Group [member]
Disclosure of classes of share capital [line items]
Number of Shares	2,810,302,991
Interest holding in the capital stock	75.00001%
Kind of Share	A
YPF EE [member] | GEFS Global Energy B V [member]
Disclosure of classes of share capital [line items]
Number of Shares	936,767,364
Interest holding in the capital stock	24.99999%
Kind of Share	B